Distribution Date:	12/10/21	GS Mortgage Securities Trust 2017-GS8
Determination Date:	12/06/21
Next Distribution Date:	01/12/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2017-GS8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
Current Mortgage Loan and Property Stratification	8-12		Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
			10851 Mastin Street, Suite 700 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Don Simon	(203) 660-6100
Delinquency Loan Detail	19		375 North French Road, Suite 100 | Amherst, NY 14228
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	23
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		CMBS Trustee	(302) 636-4140
Historical Bond / Collateral Loss Reconciliation Detail	25		1100 North Market Street | Wilmington, DE 19890
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36254KAH5	2.222000%	14,278,000.00	4,308,169.68	402,611.31	7,977.29	0.00	0.00	410,588.60	3,905,558.37	30.31%	30.00%
A-2	36254KAJ1	3.278000%	72,424,000.00	72,424,000.00	0.00	197,838.23	0.00	0.00	197,838.23	72,424,000.00	30.31%	30.00%
A-3	36254KAK8	3.205000%	270,000,000.00	270,000,000.00	0.00	721,125.00	0.00	0.00	721,125.00	270,000,000.00	30.31%	30.00%
A-4	36254KAL6	3.469000%	311,927,000.00	311,927,000.00	0.00	901,728.97	0.00	0.00	901,728.97	311,927,000.00	30.31%	30.00%
A-AB	36254KAM4	3.313000%	35,645,000.00	35,645,000.00	0.00	98,409.90	0.00	0.00	98,409.90	35,645,000.00	30.31%	30.00%
A-BP	36254KAN2	3.837000%	10,000,000.00	10,000,000.00	0.00	31,975.00	0.00	0.00	31,975.00	10,000,000.00	30.31%	30.00%
A-S	36254KAS1	3.752000%	70,152,000.00	70,152,000.00	0.00	219,341.92	0.00	0.00	219,341.92	70,152,000.00	23.36%	23.13%
B	36254KAT9	3.953000%	44,642,000.00	44,642,000.00	0.00	147,058.19	0.00	0.00	147,058.19	44,642,000.00	18.94%	18.75%
C	36254KAU6	4.335142%	56,122,000.00	56,122,000.00	0.00	202,747.39	0.00	0.00	202,747.39	56,122,000.00	13.39%	13.25%
D	36254KAA0	2.700000%	28,979,000.00	28,979,000.00	0.00	65,202.75	0.00	0.00	65,202.75	28,979,000.00	10.52%	10.41%
E-RR	36254KAC6	4.335142%	27,142,000.00	27,142,000.00	0.00	98,053.70	0.00	0.00	98,053.70	27,142,000.00	7.83%	7.75%
F-RR	36254KAD4	4.335142%	26,786,000.00	26,786,000.00	0.00	96,767.61	0.00	0.00	96,767.61	26,786,000.00	5.18%	5.13%
G-RR	36254KAE2	4.335142%	10,204,000.00	10,204,000.00	0.00	36,863.16	0.00	0.00	36,863.16	10,204,000.00	4.17%	4.13%
H-RR	36254KAF9	4.335142%	42,091,386.00	42,091,386.00	0.00	152,060.13	0.00	0.00	152,060.13	42,091,386.00	0.00%	0.00%
R	36254KAG7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,020,392,386.00	1,010,422,555.68	402,611.31	2,977,149.24	0.00	0.00	3,379,760.55	1,010,019,944.37

Notional Certificates
X-A	36254KAP7	0.965812%	774,426,000.00	764,456,169.68	0.00	615,267.36	0.00	0.00	615,267.36	764,053,558.37
X-BP	36254KAQ5	0.498142%	10,000,000.00	10,000,000.00	0.00	4,151.19	0.00	0.00	4,151.19	10,000,000.00
X-B	36254KAR3	0.382142%	44,642,000.00	44,642,000.00	0.00	14,216.34	0.00	0.00	14,216.34	44,642,000.00
X-D	36254KAB8	1.635142%	28,979,000.00	28,979,000.00	0.00	39,487.33	0.00	0.00	39,487.33	28,979,000.00
Notional SubTotal			858,047,000.00	848,077,169.68	0.00	673,122.22	0.00	0.00	673,122.22	847,674,558.37

Deal Distribution Total					402,611.31	3,650,271.46	0.00	0.00	4,052,882.77

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36254KAH5	301.73481440	28.19801863	0.55871200	0.00000000	0.00000000	0.00000000	0.00000000	28.75673063	273.53679577
A-2	36254KAJ1	1,000.00000000	0.00000000	2.73166671	0.00000000	0.00000000	0.00000000	0.00000000	2.73166671	1,000.00000000
A-3	36254KAK8	1,000.00000000	0.00000000	2.67083333	0.00000000	0.00000000	0.00000000	0.00000000	2.67083333	1,000.00000000
A-4	36254KAL6	1,000.00000000	0.00000000	2.89083334	0.00000000	0.00000000	0.00000000	0.00000000	2.89083334	1,000.00000000
A-AB	36254KAM4	1,000.00000000	0.00000000	2.76083322	0.00000000	0.00000000	0.00000000	0.00000000	2.76083322	1,000.00000000
A-BP	36254KAN2	1,000.00000000	0.00000000	3.19750000	0.00000000	0.00000000	0.00000000	0.00000000	3.19750000	1,000.00000000
A-S	36254KAS1	1,000.00000000	0.00000000	3.12666667	0.00000000	0.00000000	0.00000000	0.00000000	3.12666667	1,000.00000000
B	36254KAT9	1,000.00000000	0.00000000	3.29416670	0.00000000	0.00000000	0.00000000	0.00000000	3.29416670	1,000.00000000
C	36254KAU6	1,000.00000000	0.00000000	3.61261876	0.00000000	0.00000000	0.00000000	0.00000000	3.61261876	1,000.00000000
D	36254KAA0	1,000.00000000	0.00000000	2.25000000	0.00000000	0.00000000	0.00000000	0.00000000	2.25000000	1,000.00000000
E-RR	36254KAC6	1,000.00000000	0.00000000	3.61261882	0.00000000	0.00000000	0.00000000	0.00000000	3.61261882	1,000.00000000
F-RR	36254KAD4	1,000.00000000	0.00000000	3.61261891	0.00000000	0.00000000	0.00000000	0.00000000	3.61261891	1,000.00000000
G-RR	36254KAE2	1,000.00000000	0.00000000	3.61261858	0.00000000	0.00000000	0.00000000	0.00000000	3.61261858	1,000.00000000
H-RR	36254KAF9	1,000.00000000	0.00000000	3.61261874	(0.00000024)	0.04370538	0.00000000	0.00000000	3.61261874	1,000.00000000
R	36254KAG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36254KAP7	987.12616787	0.00000000	0.79448180	0.00000000	0.00000000	0.00000000	0.00000000	0.79448180	986.60628436
X-BP	36254KAQ5	1,000.00000000	0.00000000	0.41511900	0.00000000	0.00000000	0.00000000	0.00000000	0.41511900	1,000.00000000
X-B	36254KAR3	1,000.00000000	0.00000000	0.31845213	0.00000000	0.00000000	0.00000000	0.00000000	0.31845213	1,000.00000000
X-D	36254KAB8	1,000.00000000	0.00000000	1.36261879	0.00000000	0.00000000	0.00000000	0.00000000	1.36261879	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	11/01/21 - 11/30/21	30	0.00	7,977.29	0.00	7,977.29	0.00	0.00	0.00	7,977.29	0.00
A-2	11/01/21 - 11/30/21	30	0.00	197,838.23	0.00	197,838.23	0.00	0.00	0.00	197,838.23	0.00
A-3	11/01/21 - 11/30/21	30	0.00	721,125.00	0.00	721,125.00	0.00	0.00	0.00	721,125.00	0.00
A-4	11/01/21 - 11/30/21	30	0.00	901,728.97	0.00	901,728.97	0.00	0.00	0.00	901,728.97	0.00
A-AB	11/01/21 - 11/30/21	30	0.00	98,409.90	0.00	98,409.90	0.00	0.00	0.00	98,409.90	0.00
A-BP	11/01/21 - 11/30/21	30	0.00	31,975.00	0.00	31,975.00	0.00	0.00	0.00	31,975.00	0.00
X-A	11/01/21 - 11/30/21	30	0.00	615,267.36	0.00	615,267.36	0.00	0.00	0.00	615,267.36	0.00
X-BP	11/01/21 - 11/30/21	30	0.00	4,151.19	0.00	4,151.19	0.00	0.00	0.00	4,151.19	0.00
X-B	11/01/21 - 11/30/21	30	0.00	14,216.34	0.00	14,216.34	0.00	0.00	0.00	14,216.34	0.00
A-S	11/01/21 - 11/30/21	30	0.00	219,341.92	0.00	219,341.92	0.00	0.00	0.00	219,341.92	0.00
B	11/01/21 - 11/30/21	30	0.00	147,058.19	0.00	147,058.19	0.00	0.00	0.00	147,058.19	0.00
C	11/01/21 - 11/30/21	30	0.00	202,747.39	0.00	202,747.39	0.00	0.00	0.00	202,747.39	0.00
D	11/01/21 - 11/30/21	30	0.00	65,202.75	0.00	65,202.75	0.00	0.00	0.00	65,202.75	0.00
X-D	11/01/21 - 11/30/21	30	0.00	39,487.33	0.00	39,487.33	0.00	0.00	0.00	39,487.33	0.00
E-RR	11/01/21 - 11/30/21	30	0.00	98,053.70	0.00	98,053.70	0.00	0.00	0.00	98,053.70	0.00
F-RR	11/01/21 - 11/30/21	30	0.00	96,767.61	0.00	96,767.61	0.00	0.00	0.00	96,767.61	0.00
G-RR	11/01/21 - 11/30/21	30	0.00	36,863.16	0.00	36,863.16	0.00	0.00	0.00	36,863.16	0.00
H-RR	11/01/21 - 11/30/21	30	1,833.00	152,060.13	0.00	152,060.13	(0.01)	0.00	0.00	152,060.13	1,839.62
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,833.00	3,650,271.46	0.00	3,650,271.46	(0.01)	0.00	0.00	3,650,271.46	1,839.62

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,052,882.77
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,667,547.47	Master Servicing Fee	9,259.97
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,284.16
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	421.01
ARD Interest	0.00	Operating Advisor Fee	1,810.34
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	210.51
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,667,547.47	Total Fees	17,275.99

Principal		Expenses/Reimbursements
Scheduled Principal	402,611.31	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	402,611.31	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,650,271.46
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	402,611.31
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,052,882.77
Total Funds Collected	4,070,158.78	Total Funds Distributed	4,070,158.76

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,010,422,555.88	1,010,422,555.88	Beginning Certificate Balance	1,010,422,555.68
(-) Scheduled Principal Collections	402,611.31	402,611.31	(-) Principal Distributions	402,611.31
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,010,019,944.57	1,010,019,944.57	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,010,422,555.87	1,010,422,555.87	Ending Certificate Balance	1,010,019,944.37
Ending Actual Collateral Balance	1,010,095,681.00	1,010,095,681.00

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.20)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.20)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.34%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	36,524,035.10	3.62%	33	4.1958	NAP	Defeased	2	36,524,035.10	3.62%	33	4.1958	NAP
10,000,000 or less	8	56,411,910.37	5.59%	70	4.5487	1.915552	1.30 or less	5	175,679,590.87	17.39%	69	4.5962	0.850190
10,000,001 to 20,000,000	10	152,407,462.73	15.09%	70	4.6895	1.920026	1.31 to 1.40	1	15,402,783.90	1.52%	68	4.9720	1.302200
20,000,001 to 30,000,000	3	70,800,000.00	7.01%	70	4.5511	2.036603	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	6	210,520,000.00	20.84%	67	4.4609	1.803219	1.51 to 1.60	3	37,027,542.70	3.67%	71	4.7443	1.544779
40,000,001 to 50,000,000	4	182,048,808.31	18.02%	52	4.1494	2.398344	1.61 to 2.00	8	144,675,992.00	14.32%	67	4.5575	1.789843
50,000,001 to 70,000,000	2	127,000,000.00	12.57%	71	4.3776	2.321217	2.01 to 2.40	10	266,210,000.00	26.36%	70	4.4428	2.222242
70,000,001 to 80,000,000	1	74,307,728.06	7.36%	68	4.5960	0.922800	2.41 to 3.00	7	319,500,000.00	31.63%	60	3.9750	2.668604
80,000,001 or greater	1	100,000,000.00	9.90%	71	3.6045	2.592300	3.01 or greater	1	15,000,000.00	1.49%	71	4.9435	3.595700
Totals	37	1,010,019,944.57	100.00%	65	4.3556	2.039782	Totals	37	1,010,019,944.57	100.00%	65	4.3556	2.039782
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	36,524,035.10	3.62%	33	4.1958	NAP	North Dakota	7	2,268,125.00	0.22%	10	4.5985	2.568600
Alabama	1	2,022,832.22	0.20%	70	4.3790	2.717531	Ohio	17	24,732,610.15	2.45%	58	4.6417	1.593891
Arizona	4	34,222,515.45	3.39%	70	4.7684	1.727395	Oklahoma	3	492,750.00	0.05%	10	4.5985	2.568600
Arkansas	1	315,125.00	0.03%	10	4.5985	2.568600	Pennsylvania	11	54,238,515.50	5.37%	67	4.5408	2.229859
California	12	349,246,598.87	34.58%	68	4.3436	1.917069	South Carolina	1	2,851,462.29	0.28%	70	4.3790	2.802300
Colorado	6	19,589,134.47	1.94%	66	4.6844	1.781872	Tennessee	4	12,360,523.27	1.22%	67	4.6358	1.648844
Connecticut	5	4,012,500.00	0.40%	10	4.5985	2.568600	Texas	37	43,173,016.03	4.27%	58	4.6022	2.286381
Florida	2	5,410,466.91	0.54%	70	4.3790	2.772898	Utah	2	11,633,206.77	1.15%	70	4.3655	2.302332
Idaho	2	1,518,000.00	0.15%	10	4.5985	2.568600	Virginia	3	13,258,062.50	1.31%	68	4.6772	2.068919
Illinois	16	5,095,500.00	0.50%	10	4.5985	2.568600	Washington	1	35,000,000.00	3.47%	71	4.6480	0.022600
Indiana	7	13,464,423.23	1.33%	64	4.3307	2.147269	West Virginia	1	9,960,000.00	0.99%	70	4.3590	2.064200
Iowa	2	395,062.50	0.04%	10	4.5985	2.568600	Wisconsin	5	12,166,750.00	1.20%	62	4.3906	2.130811
Kansas	6	3,881,629.62	0.38%	50	4.4538	2.722669	Totals	200	1,010,019,944.57	100.00%	65	4.3556	2.039782
Kentucky	2	1,704,375.00	0.17%	10	4.5985	2.568600
									Property Type³
Louisiana	2	1,300,500.00	0.13%	10	4.5985	2.568600
Mexico	1	15,000,000.00	1.49%	71	4.9435	3.595700		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Michigan	6	2,672,000.00	0.26%	10	4.5985	2.568600		Properties	Balance	Agg. Bal.			DSCR¹
Minnesota	13	34,382,313.40	3.40%	62	4.7205	1.969480	Defeased	2	36,524,035.10	3.62%	33	4.1958	NAP
Missouri	3	980,937.50	0.10%	10	4.5985	2.568600	Industrial	3	28,400,000.00	2.81%	70	4.3590	2.064200
Montana	1	199,750.00	0.02%	10	4.5985	2.568600	Lodging	143	219,742,195.31	21.76%	54	4.6612	1.483810
Nebraska	2	248,562.50	0.02%	10	4.5985	2.568600	Mixed Use	3	84,729,067.91	8.39%	66	4.1713	2.262650
Nevada	3	17,969,228.96	1.78%	67	4.2724	1.895084	Multi-Family	1	15,402,783.90	1.52%	68	4.9720	1.302200
New Jersey	3	25,698,994.83	2.54%	71	4.7025	1.854295	Office	9	281,770,000.00	27.90%	69	3.9453	2.530838
New Mexico	1	510,437.50	0.05%	10	4.5985	2.568600	Retail	30	278,476,039.52	27.57%	70	4.4987	1.959432
New York	5	211,520,000.00	20.94%	68	3.9243	2.433533	Self Storage	9	64,975,822.83	6.43%	71	4.6704	2.017986
							Totals	200	1,010,019,944.57	100.00%	65	4.3556	2.039782

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	36,524,035.10	3.62%	33	4.1958	NAP	Defeased	2	36,524,035.10	3.62%	33	4.1958	NAP
	3.750% or less	2	147,500,000.00	14.60%	70	3.5999	2.714512	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	44,000,000.00	4.36%	65	3.9539	2.700101	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	42,526,916.46	4.21%	68	4.1777	2.254085	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	12	344,712,433.63	34.13%	70	4.3822	2.135654	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	13	334,162,138.97	33.08%	60	4.6527	1.538022	49 months or greater	35	973,495,909.47	96.38%	66	4.3616	2.037710
	4.751% or greater	5	60,594,420.41	6.00%	70	4.9176	1.955845	Totals	37	1,010,019,944.57	100.00%	65	4.3556	2.039782
	Totals	37	1,010,019,944.57	100.00%	65	4.3556	2.039782
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	36,524,035.10	3.62%	33	4.1958	NAP	Defeased	2	36,524,035.10	3.62%	33	4.1958	NAP
	59 months or less	1	50,000,000.00	4.95%	10	4.5985	2.568600	Interest Only	14	518,890,000.00	51.37%	63	4.1375	2.523543
	60 months or greater	34	923,495,909.47	91.43%	69	4.3487	2.008967	240 months or less	1	5,434,467.25	0.54%	71	4.8830	1.689700
	Totals	37	1,010,019,944.57	100.00%	65	4.3556	2.039782	241 months or greater	20	449,171,442.22	44.47%	69	4.6141	1.480680
								Totals	37	1,010,019,944.57	100.00%	65	4.3556	2.039782
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	36,524,035.10	3.62%	33	4.1958	NAP				None
Underwriter's Information		4	134,800,000.00	13.35%	66	4.3393	2.346204
	12 months or less	31	838,695,909.47	83.04%	66	4.3651	1.988127
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	1,010,019,944.57	100.00%	65	4.3556	2.039782
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	309071001	OF	New York	NY	Actual/360	3.605%	300,378.55	0.00	0.00	N/A	11/06/27	--	100,000,000.00	100,000,000.00	12/06/21
2	301271509	LO	Anaheim	CA	Actual/360	4.596%	285,047.44	117,190.75	0.00	N/A	08/06/27	--	74,424,918.81	74,307,728.06	12/06/21
3	301271547	OF	Various	CA	Actual/360	4.332%	252,729.17	0.00	0.00	N/A	11/06/27	--	70,000,000.00	70,000,000.00	12/06/21
4	301271530	RT	Various	Various	Actual/360	4.433%	210,567.50	0.00	0.00	N/A	10/06/27	--	57,000,000.00	57,000,000.00	12/06/21
5	301271540	LO	Various	Various	Actual/360	4.598%	191,604.17	0.00	0.00	N/A	10/06/22	--	50,000,000.00	50,000,000.00	12/06/21
6	301271527	RT	Various	Various	Actual/360	4.379%	36,491.67	0.00	0.00	N/A	10/06/27	--	10,000,000.00	10,000,000.00	12/06/21
6A	301271566	RT	Various	Various	Actual/360	4.379%	136,843.75	0.00	0.00	N/A	10/06/27	--	37,500,000.00	37,500,000.00	12/06/21
7	301271515	OF	Loma Linda	CA	Actual/360	3.590%	142,104.17	0.00	0.00	N/A	07/06/27	--	47,500,000.00	47,500,000.00	12/06/21
8	309130008	MU	New York	NY	Actual/360	3.954%	144,978.07	0.00	0.00	N/A	05/06/27	--	44,000,000.00	44,000,000.00	12/06/21
9	301271554	RT	Costa Mesa	CA	Actual/360	4.463%	151,020.07	57,081.74	0.00	N/A	11/06/27	--	40,605,890.05	40,548,808.31	11/06/21
10	300771188	LO	Palo Alto	CA	Actual/360	4.736%	157,866.67	0.00	0.00	N/A	02/06/27	--	40,000,000.00	40,000,000.00	12/06/21
11	301271542	LO	Seattle	WA	Actual/360	4.648%	135,566.67	0.00	0.00	N/A	11/06/27	--	35,000,000.00	35,000,000.00	10/06/21
12	301271512	OF	Uniondale	NY	Actual/360	4.450%	125,230.42	0.00	0.00	N/A	06/06/27	--	33,770,000.00	33,770,000.00	12/06/21
13	301271517	MU	New York	NY	Actual/360	4.307%	121,134.38	0.00	0.00	N/A	07/06/27	--	33,750,000.00	33,750,000.00	12/06/21
14	301271516	OF	San Diego	CA	Actual/360	4.168%	105,949.38	0.00	0.00	N/A	08/06/27	--	30,500,000.00	30,500,000.00	12/06/21
15	301271528	IN	Various	Various	Actual/360	4.359%	103,163.00	0.00	0.00	N/A	10/06/27	--	28,400,000.00	28,400,000.00	12/06/21
16	301271531	OF	Allen	TX	Actual/360	4.321%	80,321.38	32,294.53	0.00	N/A	10/06/22	--	22,306,329.63	22,274,035.10	12/06/21
17	301271525	RT	Waxahachie	TX	Actual/360	4.736%	85,830.94	0.00	0.00	N/A	10/06/27	--	21,750,000.00	21,750,000.00	12/06/21
18	301271551	SS	Various	PA	Actual/360	4.621%	79,519.71	0.00	0.00	N/A	11/06/27	--	20,650,000.00	20,650,000.00	12/06/21
19	301271514	RT	Boardman	OH	Actual/360	4.681%	73,607.89	27,815.53	0.00	N/A	06/06/27	--	18,871,802.12	18,843,986.59	12/06/21
20	301271550	SS	Various	Various	Actual/360	4.681%	72,945.58	0.00	0.00	N/A	11/06/27	--	18,700,000.00	18,700,000.00	12/06/21
21	301271548	RT	Tucson	AZ	Actual/360	4.872%	72,268.00	21,898.65	0.00	N/A	11/06/27	--	17,800,000.00	17,778,101.35	12/06/21
22	301271507	MF	Minneapolis	MN	Actual/360	4.972%	63,919.86	24,373.57	0.00	N/A	08/06/27	--	15,427,157.47	15,402,783.90	12/06/21
23	301271549	RT	Gilbert	AZ	Actual/360	4.659%	61,149.38	20,148.40	0.00	N/A	11/06/27	--	15,750,000.00	15,729,851.60	12/06/21
24	301271564	LO	Cabo San Lucas	MX	Actual/360	4.944%	61,793.75	0.00	0.00	N/A	11/06/27	--	15,000,000.00	15,000,000.00	11/06/21
25	301271521	OF	San Diego	CA	Actual/360	4.000%	47,500.00	0.00	0.00	N/A	09/06/27	--	14,250,000.00	14,250,000.00	12/06/21
26	301271533	SS	North Bergen	NJ	Actual/360	4.723%	51,149.05	18,537.81	0.00	N/A	11/06/27	--	12,994,360.64	12,975,822.83	12/06/21
27	301271508	RT	Riverside	CA	Actual/360	4.309%	47,758.08	0.00	0.00	N/A	08/06/27	--	13,300,000.00	13,300,000.00	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	301271552	SS	Various	VA	Actual/360	4.681%	49,345.54	0.00	0.00	N/A	11/06/27	--	12,650,000.00	12,650,000.00	12/06/21
29	301271513	RT	Las Vegas	NV	Actual/360	4.201%	42,170.62	18,963.82	0.00	N/A	09/06/27	--	12,045,880.28	12,026,916.46	12/06/21
30	301271523	RT	Evansville	IN	Actual/360	4.275%	32,119.35	15,741.46	0.00	N/A	10/06/27	--	9,015,748.26	9,000,006.80	12/06/21
31	301271529	RT	Colorado Springs	CO	Actual/360	4.688%	27,329.04	10,737.84	0.00	N/A	10/06/27	--	6,995,487.73	6,984,749.89	12/06/21
32	301271553	MU	Denver	CO	Actual/360	4.885%	28,450.10	9,696.61	0.00	N/A	11/06/27	--	6,988,764.52	6,979,067.91	12/06/21
33	301271532	RT	St. Cloud	MN	Actual/360	4.643%	25,420.42	0.00	0.00	N/A	10/06/27	--	6,570,000.00	6,570,000.00	12/06/21
34	301271522	RT	Cleveland	TN	Actual/360	4.426%	23,171.53	9,475.91	0.00	N/A	10/06/27	--	6,283,094.43	6,273,618.52	12/06/21
35	301271561	LO	Nashville	TN	Actual/360	4.883%	22,189.66	18,654.69	0.00	N/A	11/06/27	--	5,453,121.94	5,434,467.25	11/06/21
36	301271524	RT	Henderson	NV	Actual/360	4.390%	18,912.51	0.00	0.00	N/A	10/06/27	--	5,170,000.00	5,170,000.00	12/06/21
Totals							3,667,547.47	402,611.31	0.00				1,010,422,555.88	1,010,019,944.57
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	71,764,480.73	68,402,838.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1,587,574.47	5,040,520.89	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,056,101.26	1,885,908.67	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,033,960.00	4,525,470.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	26,670,432.90	47,567,572.76	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	25,592,603.00	12,802,517.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	14,241,852.96	14,031,785.96	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,023,409.89	2,357,955.04	01/01/21	09/30/21	--	0.00	0.00	207,594.24	207,594.24	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	145,028.00	0.00	--	--	--	0.00	0.00	135,420.84	135,420.84	0.00	0.00
12	22,326,432.83	16,270,275.68	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	8,348,320.00	6,694,724.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	8,230,681.00	5,780,669.24	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	8,272,641.00	5,839,512.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	2,199,383.78	1,561,528.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,907,774.90	1,061,920.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,635,030.60	2,682,217.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,652,293.13	965,724.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,561,400.23	1,060,472.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,310,883.14	705,989.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,304,176.00	736,492.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	3,325,021.85	8,275,896.71	07/01/20	06/30/21	--	0.00	0.00	61,731.25	61,731.25	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,310,404.32	659,577.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,132,471.83	622,353.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,153,343.13	1,006,308.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,101,310.04	838,896.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	593,290.23	390,309.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	401,938.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	691,874.92	518,859.08	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	638,799.73	324,559.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	843,178.95	908,608.63	10/01/20	09/30/21	--	0.00	0.00	40,639.86	40,639.86	0.00	0.00
36	529,721.34	403,976.47	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	228,183,876.16	214,325,377.23				0.00	0.00	445,386.19	445,386.19	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/10/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.355564%	4.335053%	65
11/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.355660%	4.335142%	66
10/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.355731%	4.335210%	67
09/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.355809%	4.335283%	68
08/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.355880%	4.335349%	69
07/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.355950%	4.335416%	70
06/11/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.356027%	4.335488%	71
05/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.356097%	4.335553%	72
04/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.356173%	4.335625%	73
03/12/21	1	19,078,347.23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.356242%	4.327053%	74
02/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	35,000,000.00	0	0.00	0	0.00	4.356330%	4.327139%	75
01/12/21	0	0.00	0	0.00	1	35,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.356398%	4.327206%	76
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
9	301271554	11/06/21	0	B	207,594.24	207,594.24	0.00		40,605,890.06
24	301271564	11/06/21	0	B	61,731.25	61,731.25	0.00		15,000,000.00
35	301271561	11/06/21	0	B	40,639.86	40,639.86	0.00		5,453,121.94
Totals					309,965.35	309,965.35	0.00		61,059,012.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		72,274,035	72,274,035	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		937,745,909	937,745,909	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	1,010,019,945	1,010,019,945	0	0	0	0
Nov-21	1,010,422,556	1,010,422,556	0	0	0	0
Oct-21	1,010,752,471	1,010,752,471	0	0	0	0
Sep-21	1,011,110,412	1,011,110,412	0	0	0	0
Aug-21	1,011,437,628	1,011,437,628	0	0	0	0
Jul-21	1,011,763,560	1,011,763,560	0	0	0	0
Jun-21	1,012,117,661	1,012,117,661	0	0	0	0
May-21	1,012,440,925	1,012,440,925	0	0	0	0
Apr-21	1,012,792,454	1,012,792,454	0	0	0	0
Mar-21	1,013,113,069	994,034,722	19,078,347	0	0	0
Feb-21	1,013,521,308	1,013,521,308	0	0	0	0
Jan-21	1,013,839,063	978,839,063	0	0	35,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	301271509	76,375,799.73	4.59600%	76,375,799.73 4.59600%		10	05/06/20	05/06/20	06/08/20
5	301271540	50,000,000.00	4.59800%	50,000,000.00 4.59800%		10	05/29/20	06/06/20	08/06/20
9	301271554	41,250,000.00	4.46300%	41,250,000.00 4.46300%		10	04/06/20	04/06/20	06/08/20
11	301271542	35,000,000.00	4.64800%	35,000,000.00 4.64800%		10	12/28/20	04/06/20	02/08/21
Totals		202,625,799.73		202,625,799.73
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27